JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Banks — 7.4%
Citizens Financial Group, Inc.	4,380	133,020
Fifth Third Bancorp	5,696	151,740
First Citizens BancShares, Inc., Class A	136	133,015
Huntington Bancshares, Inc.	17,511	196,122
M&T Bank Corp. (a)	1,723	205,986
Regions Financial Corp.	9,608	178,323
		998,206
Beverages — 1.5%
Constellation Brands, Inc., Class A	445	100,451
Keurig Dr Pepper, Inc.	2,826	99,713
		200,164
Building Products — 1.9%
Carlisle Cos., Inc.	506	114,498
Fortune Brands Innovations, Inc.	2,424	142,358
		256,856
Capital Markets — 5.8%
Ameriprise Financial, Inc.	831	254,780
Northern Trust Corp.	1,188	104,705
Raymond James Financial, Inc.	1,751	163,290
State Street Corp.	2,229	168,707
T. Rowe Price Group, Inc. (a)	894	100,923
		792,405
Chemicals — 1.5%
Celanese Corp.	558	60,764
RPM International, Inc.	1,661	144,882
		205,646
Communications Equipment — 1.3%
Motorola Solutions, Inc.	642	183,575
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	472	167,750
Consumer Finance — 0.8%
Discover Financial Services	1,052	103,986
Consumer Staples Distribution & Retail — 1.6%
Kroger Co. (The)	2,118	104,582
US Foods Holding Corp. * (a)	3,225	119,132
		223,714
Containers & Packaging — 2.8%
Ball Corp. (a)	1,444	79,567
Packaging Corp. of America	1,025	142,233
Silgan Holdings, Inc.	2,894	155,344
		377,144

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 2.2%
Genuine Parts Co.	652	109,060
LKQ Corp.	3,361	190,765
		299,825
Diversified REITs — 0.7%
WP Carey, Inc. (a)	1,310	101,424
Electric Utilities — 4.2%
Edison International	1,573	111,013
Entergy Corp.	1,905	205,252
Xcel Energy, Inc.	3,860	260,329
		576,594
Electrical Equipment — 3.5%
Acuity Brands, Inc.	726	132,695
AMETEK, Inc.	1,209	175,655
Hubbell, Inc. (a)	668	162,619
		470,969
Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	1,967	160,733
CDW Corp.	928	180,961
Jabil, Inc.	1,318	116,167
Teledyne Technologies, Inc. *	277	123,766
		581,627
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	1,030	122,924
Financial Services — 2.4%
FleetCor Technologies, Inc. *	602	126,932
MGIC Investment Corp.	6,839	91,783
Voya Financial, Inc. (a)	1,425	101,804
		320,519
Food Products — 0.7%
Post Holdings, Inc. *	1,005	90,297
Gas Utilities — 0.7%
National Fuel Gas Co. (a)	1,731	99,961
Health Care Equipment & Supplies — 1.8%
Globus Medical, Inc., Class A *	1,204	68,202
Zimmer Biomet Holdings, Inc.	1,376	177,760
		245,962
Health Care Providers & Services — 5.8%
AmerisourceBergen Corp.	1,474	236,013
Henry Schein, Inc. *	2,585	210,804
Laboratory Corp. of America Holdings	600	137,620
Quest Diagnostics, Inc.	808	114,297
Universal Health Services, Inc., Class B	656	83,389
		782,123

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.4%
Ventas, Inc., REIT	1,223	53,040
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc., REIT	3,104	51,184
Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.	700	108,613
Expedia Group, Inc. *	910	88,331
		196,944
Household Durables — 1.4%
Mohawk Industries, Inc. *	868	86,959
Newell Brands, Inc.	8,080	100,516
		187,475
Household Products — 0.5%
Energizer Holdings, Inc.	2,155	74,792
Industrial REITs — 0.5%
Rexford Industrial Realty, Inc., REIT	1,089	64,943
Insurance — 6.0%
Arch Capital Group Ltd. *	2,531	171,777
Globe Life, Inc.	491	54,046
Hartford Financial Services Group, Inc. (The)	2,385	166,187
Loews Corp.	3,875	224,850
RenaissanceRe Holdings Ltd. (Bermuda)	429	85,825
WR Berkley Corp.	1,808	112,586
		815,271
Interactive Media & Services — 0.9%
IAC, Inc. *	2,346	121,037
IT Services — 0.9%
GoDaddy, Inc., Class A *	1,505	117,000
Machinery — 7.9%
Dover Corp.	749	113,777
IDEX Corp. (a)	583	134,749
ITT, Inc.	1,932	166,730
Lincoln Electric Holdings, Inc.	994	168,007
Middleby Corp. (The) *	1,200	175,984
Snap-on, Inc. (a)	770	190,101
Timken Co. (The)	1,459	119,216
		1,068,564
Media — 1.9%
Liberty Broadband Corp., Class C *	1,702	139,005
Liberty Media Corp.-Liberty SiriusXM, Class C *	4,250	118,968
		257,973
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,541	63,032

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 3.7%
CMS Energy Corp.	3,666	225,005
Sempra Energy	331	50,068
WEC Energy Group, Inc.	2,427	230,064
		505,137
Office REITs — 0.7%
Boston Properties, Inc., REIT (a)	1,141	61,779
JBG SMITH Properties, REIT	2,066	31,114
		92,893
Oil, Gas & Consumable Fuels — 2.6%
Coterra Energy, Inc.	4,230	103,812
Diamondback Energy, Inc. (a)	591	79,837
Williams Cos., Inc. (The)	5,474	163,449
		347,098
Passenger Airlines — 0.4%
Southwest Airlines Co.	1,827	59,446
Pharmaceuticals — 1.0%
Jazz Pharmaceuticals plc *	890	130,235
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	1,561	113,669
Residential REITs — 2.9%
American Homes 4 Rent, Class A, REIT	3,452	108,557
AvalonBay Communities, Inc., REIT	605	101,702
Essex Property Trust, Inc., REIT	269	56,331
Mid-America Apartment Communities, Inc., REIT	468	70,672
Sun Communities, Inc., REIT	430	60,607
		397,869
Retail REITs — 2.3%
Brixmor Property Group, Inc., REIT	3,849	82,832
Federal Realty Investment Trust, REIT	616	60,892
Kimco Realty Corp., REIT	5,015	97,940
Regency Centers Corp., REIT	1,057	64,639
		306,303
Software — 0.1%
Gen Digital, Inc.	1,183	20,301
Specialized REITs — 1.9%
Rayonier, Inc., REIT	3,903	129,815
Weyerhaeuser Co., REIT (a)	4,178	125,871
		255,686
Specialty Retail — 2.6%
AutoZone, Inc. *	75	184,445
Bath & Body Works, Inc.	2,432	88,966
Best Buy Co., Inc.	961	75,215
		348,626

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 2.9%
Carter's, Inc. (a)	1,518	109,186
Ralph Lauren Corp. (a)	1,149	134,038
Tapestry, Inc. (a)	3,472	149,657
		392,881
Total Common Stocks (Cost $8,877,393)		13,243,070
Short-Term Investments — 3.4%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $350,736)	350,563	350,669
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	71,967	71,981
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	37,611	37,611
Total Investment of Cash Collateral from Securities Loaned (Cost $109,599)		109,592
Total Short-Term Investments (Cost $460,335)		460,261
Total Investments — 101.0% (Cost $9,337,728)		13,703,331
Liabilities in Excess of Other Assets — (1.0)%		(137,657)
NET ASSETS — 100.0%		13,565,674

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $109,165.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,703,331	$—	$—	$13,703,331

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$515,116	$1,460,239	$1,624,662	$33	$(57)	$350,669	350,563	$8,890	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	2,200	519,000	449,201	(11)	(7)	71,981	71,967	794	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	1,052	254,769	218,210	—	—	37,611	37,611	154	—
Total	$518,368	$2,234,008	$2,292,073	$22	$(64)	$460,261		$9,838	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.